DEFERRED TAX ASSETS/(LIABILITIES) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
DEFERRED TAX ASSETS/(LIABILITIES) [abstract]
Deferred tax assets	¥ 115,716		¥ 98,862	¥ 113,418
Less: Offsetting of deferred tax liabilities	(78,711)		(18,933)
Deferred tax assets (net)	37,005	$ 5,688	79,929
Deferred tax liabilities	(145,102)		(87,816)	¥ (91,545)
Less: Offsetting of deferred tax assets	78,711		18,933
Deferred tax liabilities (net)	(66,391)	$ (10,204)	(68,883)
Deferred tax assets (liabilities)	¥ (29,386)		¥ 11,046

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.